Premises and Equipment	12 Months Ended
Dec. 31, 2011
Premises and Equipment
PREMISES AND EQUIPMENT
NOTE 5 - PREMISES AND EQUIPMENT
Components of premises and equipment at December 31 are as follows:

	2011	2010
	(In Thousands)
Land and improvements	$2,228	$925
Buildings and improvements	9,244	7,975
Furniture and equipment	3,801	5,253
	15,273	14,153
Accumulated depreciation	(7,794)	(9,249)
	$7,479	$4,904

Depreciation expense totaled $531,000, $459,000 and $546,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Certain facilities are leased under various operating leases. Rental expense for these leases was $299,000, $254,000 and $284,000, respectively, for the years ended December 31, 2011, 2010 and 2009. Future minimum rental commitments under noncancellable leases as of December 31, 2011 were as follows (in thousands):

2012	$312
2013	314
2014	306
2015	303
2016	233
Thereafter	2,036
$3,504